Schedule of Investments (unaudited) October 31, 2021	BlackRock Future Climate and Sustainable Economy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 6.8%
AZEK Co. Inc. (The)(a)	1,848	$67,803
Cie. de Saint-Gobain	1,254	86,542
Johnson Controls International PLC	520	38,153
Kingspan Group PLC	456	52,497
Trane Technologies PLC	184	33,291
Trex Co. Inc.(a)(b)	583	62,031

		340,317

Capital Markets — 0.9%
Agronomics Ltd.(a)	114,948	44,047

Chemicals — 17.7%
Corbion NV	2,098	99,618
Ecolab Inc.	680	151,110
FMC Corp.	1,280	116,493
Koninklijke DSM NV	740	161,674
Nutrien Ltd.	1,298	90,743
Robertet SA, NVS	84	92,249
Sika AG, Registered	144	48,784
Symrise AG	932	128,916

		889,587

Commercial Services & Supplies — 1.7%
Tomra Systems ASA	1,292	83,503

Communications Equipment — 2.4%
Samsung SDI Co. Ltd., GDR NVS(c)	764	119,178

Construction & Engineering — 1.0%
Quanta Services Inc.	412	49,967

Containers & Packaging — 7.3%
Ball Corp.	1,216	111,240
Crown Holdings Inc.	1,496	155,569
SIG Combibloc Group AG	3,929	102,754

		369,563

Electric Utilities — 6.0%
Enel SpA	17,464	146,205
NextEra Energy Inc.	1,809	154,362

		300,567

Electrical Equipment — 6.6%
Ballard Power Systems Inc.(a)(b)	2,506	45,409
Prysmian SpA	1,044	39,472
Schneider Electric SE	413	71,209
Sunrun Inc.(a)	885	51,047
Vestas Wind Systems A/S	1,851	80,018
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	20,000	44,726

		331,881

Electronic Equipment, Instruments & Components — 7.2%
Azbil Corp.	900	38,369
Hexagon AB, Class B	2,252	36,243
Keyence Corp.	200	120,723
Rogers Corp.(a)	198	39,822
TE Connectivity Ltd.	256	37,376
Zebra Technologies Corp., Class A(a)	163	87,034

		359,567

Food & Staples Retailing — 2.6%
HelloFresh SE(a)	1,060	85,901
Ocado Group PLC(a)	1,908	47,091

		132,992

Security	Shares	Value

Food Products — 9.2%
Bunge Ltd.	1,580	$146,371
Darling Ingredients Inc.(a)	716	60,516
Kerry Group PLC, Class A	850	114,080
Maple Leaf Foods Inc.	3,748	81,707
Salmar ASA	773	58,973

		461,647

Independent Power and Renewable Electricity Producers — 3.8%
EDP Renovaveis SA	5,444	151,668
Scatec ASA	1,926	37,990

		189,658

Machinery — 9.5%
Ag Growth International Inc.	2,856	62,769
Atlas Copco AB, Class A	548	35,291
Deere & Co.	416	142,401
Hydrofarm Holdings Group Inc.(a)	979	32,278
Ingersoll Rand Inc.(a)	715	38,438
John Bean Technologies Corp.	516	76,239
Marel HF(c)	13,252	88,852

		476,268

Paper & Forest Products — 3.7%
Mondi PLC	2,314	57,789
UPM-Kymmene OYJ	3,636	128,318

		186,107

Professional Services — 2.5%
Bureau Veritas SA	4,046	128,602

Semiconductors & Semiconductor Equipment — 6.7%
Analog Devices Inc.	233	40,423
Canadian Solar Inc.(a)	1,148	47,699
First Solar Inc.(a)	432	51,663
Infineon Technologies AG	3,232	151,359
ON Semiconductor Corp.(a)	956	45,955

		337,099

Software — 3.0%
ANSYS Inc.(a)	100	37,958
Autodesk Inc.(a)	232	73,685
Dassault Systemes SE	676	39,477
		151,120

Total Common Stocks — 98.6% (Cost: $4,915,091)		4,951,670

Short-Term Investments

Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	105,415	105,467
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	150,000	150,000

		255,467

Total Short-Term Investments — 5.1% (Cost: $255,467)		255,467

Total Investments in Securities — 103.7% (Cost: $5,170,558)		5,207,137

Other Assets, Less Liabilities — (3.7)%		(186,615)

Net Assets — 100.0%		$5,020,522

(a)	Non-income producing security.

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Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Future Climate and Sustainable Economy ETF

(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/03/21(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$105,467	(b)	$—	$—	$—	$105,467	105,415	$22	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	150,000	(b)	—	—	—	150,000	150,000	1		—

					$—	$—	$255,467		$23		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,720,448	$2,231,222	$—	$4,951,670
Money Market Funds	255,467	—	—	255,467

	$2,975,915	$2,231,222	$—	$5,207,137

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Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Future Climate and Sustainable Economy ETF

Portfolio Abbreviations - Equity

GDR	Global Depositary Receipt
NVS	Non-Voting Shares

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